Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities.

	Group
	2019					2018
	Balance sheet line item					Balance sheet line item
	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m
At 1 January	55,906	3,601	2,041	0	61,548	48,860	3,793	2,041	—	54,694
Cash flows from financing activities	(3,839)	0	196	(434)	(4,077)	7,272	(277)	—	(1,308)	5,687
Cash flows from operating activities	(548)	0	0	0	(548)	(2,760)	(2)	—	—	(2,762)
Non–cash changes:
– Unrealised foreign exchange	(1,647)	(94)	0	0	(1,741)	(2,085)	149	—	—	(1,936)
– Other changes	299	21	4	434	758	4,619	(62)	—	1,308	5,865

At 31 December	50,171	3,528	2,241	0	55,940	55,906	3,601	2,041	—	61,548

Santander UK Group Holdings plc [member]
Statement [Line Items]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities.

	2019					2018
	Balance sheet line item			Dividends paid £m	Total £m	Balance sheet line item			Dividends paid £m	Total £m
	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m			Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m
At 1 January	9,295	1,185	2,041	0	12,521	6,256	1,116	2,041	—	9,413
Cash flows from financing activities	0	0	196	(404)	(208)	2,658	—	—	(1,268)	1,390
Cash flows from operating activities	0	0	0	0	0	(7)	—	—	—	(7)
Non-cash changes:	0	0	0	0	0	—	—	—	—	—
– Unrealised foreign exchange	(327)	(44)	0	0	(371)	418	—	—	—	418
– Other changes	(11)	1	4	404	398	(30)	69	—	1,268	1,307

At 31 December	8,957	1,142	2,241	0	12,340	9,295	1,185	2,041	—	12,521